Events after the Reporting Period (Details) - EUR (€)	2 Months Ended
	Sep. 15, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 14, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Treasury Shares				€ 151,000	€ 151,000
Class B shares
Disclosure of non-adjusting events after reporting period [line items]
Shares issued				24,413,065	24,413,065	24,413,065
Share returned without Consideration		375,000	375,000
Class A shares
Disclosure of non-adjusting events after reporting period [line items]
Shares issued	4,262,000			269,899,828	261,244,915	261,244,915	69,103
Proceeds from the Reorganization	€ 10,576,000
Treasury Shares		€ 375,000	€ 375,000
Class A shares | Subscribed capital
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from the Reorganization	511,000
Class A shares | Share premium
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from the Reorganization	€ 10,065,000